Non-controlling interest ("NCI") - Disclosure of detailed information about non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non Controlling Interest [Abstract]
Balance, beginning of year	$ 4,313	$ 0
NCI assumed in Acquisition	0	1,890
Net (loss) earnings attributable to NCI	(1,511)	2,423
Balance, end of year	$ 2,802	$ 4,313